Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Statement of Cash Flows [Abstract]
Net cash used in operating activities	¥ (20,914,522)	$ (3,082,407)	¥ (13,153,333)
Cash flows from investing activities:
Proceeds from redemption of short-term investment	4,152	612
Purchase of property and equipment			(8,576)
Return of deposits for property and equipment			3,618,947
Purchase of educational contents			(160,379)
Prepayment for educational contents	(24,217,991)	(3,569,290)
Net cash used in investing activities	(24,213,839)	(3,568,678)	3,449,992
Cash flows from financing activities:
Proceeds from issuance share in a private offering	24,131,139	3,502,800
Proceeds from issuance share in a registered direct offering	29,691,574	4,309,935
Borrowings from related parties			246,245
Repayment to related parties			(517,478)
Net cash (used in) provided by financing activities	53,822,713	7,812,735	(271,233)
Effect of exchange rate changes on cash held in foreign currencies	866,048	247,379	7,222
Net decrease in cash	9,560,400	1,409,029	(9,967,352)
Cash at beginning of the period	8,168,373	1,203,869	12,461,382
Cash at end of the period	17,728,773	2,612,898	2,494,030
Supplemental disclosures of cash flows information:
Cash paid for income taxes	8,725	1,286
Cash paid for interest expenses